Consolidated statement of financial position - EUR (€)	Dec. 31, 2020	Dec. 31, 2019
Non-current assets
Intangible assets	€ 7,027,000,000	€ 7,956,000,000
Property, plant and equipment	1,783,000,000	1,856,000,000
Right-of-use assets	805,000,000	912,000,000
Investments in associated companies and joint ventures	233,000,000	165,000,000
Non-current financial investments	745,000,000	740,000,000
Deferred tax assets	1,822,000,000	5,124,000,000
Other non-current financial assets	306,000,000	445,000,000
Defined benefit pension assets	5,038,000,000	4,830,000,000
Other non-current assets	217,000,000	292,000,000
Total non-current assets	17,976,000,000	22,320,000,000
Current assets
Inventories	2,242,000,000	2,936,000,000
Trade receivables	5,503,000,000	5,025,000,000
Contract assets	1,080,000,000	1,489,000,000
Prepaid expenses and accrued income	850,000,000	908,000,000
Current income tax assets	265,000,000	279,000,000
Other current financial assets	214,000,000	164,000,000
Current financial investments	1,121,000,000	97,000,000
Cash and cash equivalents	6,940,000,000	5,910,000,000
Total current assets	18,215,000,000	16,808,000,000
Total assets	36,191,000,000	39,128,000,000
Capital and reserves attributable to equity holders of the parent
Share capital	245,896,461.96	245,896,461.96
Share issue premium	443,000,000	427,000,000
Treasury shares	(352,000,000)	(352,000,000)
Translation differences	(1,295,000,000)	(372,000,000)
Fair value and other reserves	1,910,000,000	1,382,000,000
Reserve for invested unrestricted equity	15,656,000,000	15,607,000,000
Accumulated deficit	(4,143,000,000)	(1,613,000,000)
Total capital and reserves attributable to equity holders of the parent	12,465,000,000	15,325,000,000
Non-controlling interests	80,000,000	76,000,000
Total equity	12,545,000,000	15,401,000,000
Non-current liabilities
Long-term interest-bearing liabilities	5,015,000,000	3,985,000,000
Long-term lease liabilities	721,000,000	771,000,000
Deferred tax liabilities	260,000,000	390,000,000
Defined benefit pension and post-employment liabilities	4,046,000,000	4,343,000,000
Contract liabilities	566,000,000	915,000,000
Deferred revenue and other long-term liabilities	541,000,000	712,000,000
Provisions	736,000,000	556,000,000
Total non-current liabilities	11,885,000,000	11,672,000,000
Current liabilities
Short-term interest-bearing liabilities	561,000,000	292,000,000
Short-term lease liabilities	189,000,000	259,000,000
Other financial liabilities	738,000,000	803,000,000
Current income tax liabilities	188,000,000	187,000,000
Trade payables	3,174,000,000	3,786,000,000
Contract liabilities	2,394,000,000	2,752,000,000
Accrued expenses, deferred revenue and other liabilities	3,721,000,000	3,323,000,000
Provisions	796,000,000	653,000,000
Total current liabilities	11,761,000,000	12,055,000,000
Total liabilities	23,646,000,000	23,727,000,000
Total shareholders' equity and liabilities	€ 36,191,000,000	€ 39,128,000,000